Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2013
Accrued Expenses and Other Current Liabilities
Schedule of components of accrued expenses and other current liabilities

	2013	2012
Accrued compensation and benefits	$53,491	$49,992
Accrued interest	47,041	29,358
Income taxes payable	6,128	9,416
Other	120,183	101,586

	$226,843	$190,352